SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ARE STATED AT COST LESS ACCUMULATED DEPRECIATION

Property, Plant and Equipment are stated at cost less accumulated depreciation.

	Useful life	Depreciation method
Buildings	6-47 years	Straight-line method
Leasehold improvements	4-18 years	Straight-line method
Vehicles	2 years	Straight-line method
Tool, furniture and fixtures	3-15 years	Straight-line method
Land	Indefinite	-

SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

As of March 31, 2026 and 2025, customers accounting for 10% or more of the Group’s total current outstanding trade notes and accounts receivable, net were as follows:

	March 31, 2026	March 31, 2025
Customer A	16%	*
Customer B	13%	11%

*	Less than 10%

Suppliers

For the years ended March 31, 2026, 2025 and 2024, no suppliers accounted for 10% or more of the Company’s total purchases.

As of March 31, 2026 and 2025, suppliers accounted for 10% or more of the Group’s total current outstanding accounts payable were as follows:

	March 31, 2026	March 31, 2025
Supplier A	20%	*
Supplier B	12%
Supplier C	10%	*
Supplier D	*	45%
Supplier E	*	10%

*	Less than 10%